DEFERRED TAXES AND TAXES RECOVERABLE - Taxes recoverable (Details) - BRL (R$) R$ in Thousands	24 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
DEFERRED TAXES AND TAXES RECOVERABLE
State VAT (ICMS)	R$ 2,450,856	R$ 2,329,159
Income and social contribution taxes recoverable	505,535	830,549
Withholding taxes and contributions	238,355	157,371
PIS and COFINS	85,098	148,759
Fistel, INSS, ISS and other taxes	27,431	38,236
Total	3,307,275	3,504,074
Current	2,563,990	3,027,230
Noncurrent	R$ 743,285	476,844
Tax credits offsetting period	48 months
Deferred tax credits from acquisition of property and equipment	R$ 423,588	R$ 370,770